Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Maximum Amount Payable Under Various Commitments
The maximum amount payable related to our various commitments is as follows:

(Canadian $ in millions)	2020	2019
Financial Guarantees
Standby letters of credit	23,144	21,395
Credit default swaps (1)	1,795	2,068
Other Credit Instruments
Backstop liquidity facilities	5,601	5,550
Securities lending	4,349	4,102
Documentary and commercial letters of credit	1,034	1,272
Commitments to extend credit (2)	175,689	158,533
Other commitments	5,302	5,181
Total	216,914	198,101

(1)	The fair value of the related derivatives included in our Consolidated Balance Sheet was $(8) million as at October 31, 2020 ($43 million in 2019).
(2)	Commitments to extend credit exclude personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

Summary of Maximum Amount Payable Under Various Commitments
The following tables summarize our pledged assets and collateral, and the activities to which they relate:

(Canadian $ in millions)	2020	2019
Bank Assets
Cash and due from banks	111	1,895
Securities (1)(2)	75,104	71,001
Loans (2)	58,974	73,838
Other assets	6,344	3,722
	140,533	150,456
Third-party Assets (3)
Collateral received and available for sale or re-pledging	169,197	162,879
Less: Collateral not sold or re-pledged	(58,312)	(50,192)
	110,885	112,687
	251,418	263,143

(Canadian $ in millions)	2020	2019
Uses of pledged assets and collateral
Clearing systems, payment systems and depositories	7,550	4,958
Foreign governments and central banks	111	1,895
Obligations related to securities sold short	29,376	26,253
Obligations related to securities sold under repurchase agreements	80,962	73,696
Securities borrowing and lending	58,791	67,758
Derivatives transactions	9,613	9,614
Securitization	31,417	31,713
Covered bonds	25,948	27,208
Other	7,650	20,048
Total pledged assets and collateral	251,418	263,143

(1)	Includes NHA mortgage-backed securities of $6,121 million, which are included in loans on the Consolidated Balance Sheet ($3,688 million in 2019).
(2)	Includes encumbered assets relating to Large Value Transfer System.
(3)	Includes on-balance sheet securities borrowed or purchased under resale agreements and available off-balance sheet collateral received.
Certain comparative figures have been reclassified to conform with the current year’s presentation.

Summary of Changes In Provision Balance
Changes in the provision balance during the year were as follows:

(Canadian $ in millions)	2020	2019
Balance at beginning of year	680	284
Additional provisions/increase in provisions	141	666
Provisions utilized	(334)	(251)
Amounts reversed	(16)	(32)
Foreign exchange and other	1	13
Balance at end of year (1)	472	680

(1)	Balance includes severance obligations, restructuring charges and legal provisions.